Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Dividend paid on common shares	$ 0.30	$ 0.24	$ 0.04
Issuance of shares	106,565,335
Tim Hortons [Member]
Issuance of shares	106,565,335
Issued Common Shares [Member]
Issuance of shares	100,000	300,000	1,500,000
Issued Common Shares [Member] | Tim Hortons [Member]
Issuance of shares	106,565,335
Retained Earnings (Accumulated Deficit) [Member]
Dividend paid on common shares	$ 0.30	$ 0.24	$ 0.04